Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio
September 30, 2022
VIPF2020-NPRT3-1122
1.822349.117
Domestic Equity Funds - 23.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	585,762	22,112,503
VIP Equity-Income Portfolio Initial Class (a)	944,200	20,829,042
VIP Growth & Income Portfolio Initial Class (a)	1,166,400	25,602,484
VIP Growth Portfolio Initial Class (a)	438,101	31,223,464
VIP Mid Cap Portfolio Initial Class (a)	205,312	6,399,578
VIP Value Portfolio Initial Class (a)	991,365	15,118,322
VIP Value Strategies Portfolio Initial Class (a)	561,441	7,450,316
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,422,144)		128,735,709

International Equity Funds - 24.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	5,976,745	52,953,960
VIP Overseas Portfolio Initial Class (a)	4,283,211	81,209,688
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,234,429)		134,163,648

Bond Funds - 49.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,683,079	73,988,051
Fidelity International Bond Index Fund (a)	2,126,498	18,798,241
Fidelity Long-Term Treasury Bond Index Fund (a)	2,142,583	22,175,735
VIP High Income Portfolio Initial Class (a)	2,015,942	9,031,419
VIP Investment Grade Bond II Portfolio - Initial Class (a)	15,614,938	145,218,925
TOTAL BOND FUNDS (Cost $288,320,205)		269,212,371

Short-Term Funds - 2.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $11,591,894)	11,591,894	11,591,894

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $492,568,672)	543,703,622
NET OTHER ASSETS (LIABILITIES) - 0.0%	(89,928)
NET ASSETS - 100.0%	543,613,694

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	78,898,191	68,672,472	62,161,788	-	(2,476,956)	(8,943,868)	73,988,051
Fidelity International Bond Index Fund	14,864,445	21,892,148	15,675,457	83,928	(1,029,310)	(1,253,585)	18,798,241
Fidelity Long-Term Treasury Bond Index Fund	22,745,767	23,738,409	16,661,131	407,844	(2,099,481)	(5,547,829)	22,175,735
VIP Contrafund Portfolio Initial Class	33,129,677	21,694,323	22,651,669	296,439	(558,831)	(9,500,997)	22,112,503
VIP Emerging Markets Portfolio Initial Class	78,219,127	51,173,387	53,895,230	-	(2,142,733)	(20,400,591)	52,953,960
VIP Equity-Income Portfolio Initial Class	35,044,442	18,870,517	28,614,664	42,666	1,771,124	(6,242,377)	20,829,042
VIP Government Money Market Portfolio Initial Class 2.72%	33,191,715	20,447,847	42,047,620	49,809	(48)	-	11,591,894
VIP Growth & Income Portfolio Initial Class	39,893,530	23,107,145	32,181,136	73,613	4,487,034	(9,704,089)	25,602,484
VIP Growth Portfolio Initial Class	33,882,375	33,297,024	24,802,259	1,519,743	(710,406)	(10,443,270)	31,223,464
VIP High Income Portfolio Initial Class	15,150,144	6,533,545	10,832,101	5,599	(760,511)	(1,059,658)	9,031,419
VIP Investment Grade Bond II Portfolio - Initial Class	-	179,932,070	23,118,823	-	(721,066)	(10,873,256)	145,218,925
VIP Investment Grade Bond Portfolio Initial Class	207,633,401	118,614,314	300,206,517	9,329,377	(18,542,078)	(7,499,120)	-
VIP Mid Cap Portfolio Initial Class	9,719,372	5,929,030	7,020,789	213,864	(184,393)	(2,043,642)	6,399,578
VIP Overseas Portfolio Initial Class	118,151,966	87,542,645	81,034,400	878,347	(2,729,316)	(40,721,207)	81,209,688
VIP Value Portfolio Initial Class	25,693,279	13,999,530	21,316,596	320,855	2,110,782	(5,368,673)	15,118,322
VIP Value Strategies Portfolio Initial Class	12,587,111	6,618,847	9,834,441	102,646	1,111,113	(3,032,314)	7,450,316
	758,804,542	702,063,253	752,054,621	13,324,730	(22,475,076)	(142,634,476)	543,703,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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